Note 5 - Loans, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Notional amount	$ 4,030,145		$ 3,832,236	$ 3,645,681
EL %	0.06%		0.07%
Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2,401		$ 2,513	2,697
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 3,807,376		$ 3,648,919
EL %	0.05%		0.05%
Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2,002		$ 1,945	2,425
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 222,711		$ 167,996
EL %	0.18%		0.34%
Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 399		$ 568	272
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 58		$ 15,321
EL %	0.00%		0.00%
Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0		$ 0	0
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 3,228,354		$ 2,879,320	2,776,126
EL %	0.02%		0.00%
Point of sale loans and leases [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 565	$ 207	$ 100	646	$ 627	$ 545
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 3,219,239		$ 2,873,078
EL %	0.02%		0.00%
Point of sale loans and leases [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 565	207	$ 100	646	627	545
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 9,057		$ 6,242
EL %	0.00%		0.00%
Point of sale loans and leases [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0	0	$ 0	0	0	0
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 58		$ 0
EL %	0.00%		0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0	0	$ 0	0	0	0
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 736,345		$ 889,069	810,630
EL %	0.22%		0.25%
Commercial real estate mortgages [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,600	1,942	$ 2,222	1,906	1,767	1,287
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 524,773		$ 717,755
EL %	0.23%		0.24%
Commercial real estate mortgages [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,213	1,643	$ 1,699	1,655	1,647	1,150
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 211,572		$ 155,993
EL %	0.18%		0.34%
Commercial real estate mortgages [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 387	299	$ 523	251	120	137
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 15,321
EL %	0.00%		0.00%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0	0	$ 0	0	0	0
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 8,523		$ 8,793	9,298
EL %	0.69%		0.48%
Commercial real estate loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 59	58	$ 42	50	59	54
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 7,083		$ 8,793
EL %	0.68%		0.48%
Commercial real estate loans [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 48	58	$ 42	50	59	54
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 1,440		$ 0
EL %	0.76%		0.00%
Commercial real estate loans [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 11	0	$ 0	0	0	0
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
EL %	0.00%		0.00%
Commercial real estate loans [member] | Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0	0	$ 0	0	0	0
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 56,923		$ 55,054	49,627
EL %	0.31%		0.27%
Public sector and other financing [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 177	195	$ 149	95	73	18
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 56,281		$ 49,293
EL %	0.31%		0.21%
Public sector and other financing [member] | Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 176	185	$ 104	74	70	17
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 642		$ 5,761
EL %	0.16%		0.78%
Public sector and other financing [member] | Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1	10	$ 45	21	3	1
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0		$ 0
EL %	0.00%		0.00%
Public sector and other financing [member] | Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0